Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July, 2010
Distribution Date	08/16/10
Transaction Month	3
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$143,995,081.10	0.6575118	$115,992,902.64	0.5296480	$28,002,178.46
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$885,845,081.10	0.9219390	$857,842,902.64	0.8927959	$28,002,178.46

Weighted Avg. Coupon (WAC)	5.15%		5.16%
Weighted Avg. Remaining Maturity (WARM)	57.35		56.42
Pool Receivables Balance	$1,029,124,109.33		$1,003,499,544.23
Remaining Number of Receivables	61,556		60,983

Adjusted Pool Balance	$1,005,161,645.38		$980,445,520.18

III. COLLECTIONS

Principal:
Principal Collections	$25,349,863.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$69,354.44
Total Principal Collections	$25,419,217.93

Interest:
Interest Collections	$4,438,483.66
Late Fees & Other Charges	$38,500.53
Interest on Repurchase Principal	$-
Total Interest Collections	$4,476,984.19

Collection Account Interest	$6,596.17
Reserve Account Interest	$1,351.52
Servicer Advances	$-

Total Collections	$29,904,149.81

1 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July, 2010
Distribution Date	08/16/10
Transaction Month	3
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$29,904,149.81
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$29,904,149.81
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$857,603.42		$857,603.42	$857,603.42
Collection Account Interest					$6,596.17
Late Fees & Other Charges					$38,500.53
Total due to Servicer					$902,700.12

3. Class A Noteholders Interest:
Class A-1 Notes		$50,969.14		$50,969.14
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$999,271.23		$999,271.23	$999,271.23

Available Funds Remaining:					$28,002,178.46

4. Principal Distribution Amount:					$28,002,178.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$28,002,178.46
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		71,621,567.89		$28,002,178.46
Total Noteholders Principal				$28,002,178.46

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,962,463.95
Beginning Period Amount	$23,962,463.95
Current Period Amortization	$908,439.90
Ending Period Required Amount	$23,054,024.05
Ending Period Amount	$23,054,024.05
Next Distribution Date Required Amount	$22,164,045.04

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$119,316,564.28	$122,602,617.54	$166,222,006.97
Overcollateralization as a % of Adjusted Pool		11.87%	12.50%	16.95%

2 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July, 2010
Distribution Date	08/16/10
Transaction Month	3
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.18%	60,482	99.15%	$995,011,991.79
30 - 60 Days	0.66%	405	0.68%	$6,872,393.69
61 - 90 Days	0.13%	80	0.14%	$1,398,662.04
91 + Days	0.03%	16	0.02%	$216,496.71
		60,983		$1,003,499,544.23
Total
Delinquent Receivables 61 + days past due	0.16%	96	0.16%	$1,615,158.75
Delinquent Receivables 61 + days past due	0.11%	65	0.11%	$1,113,339.85
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.05%	33	0.05%	$552,319.58
Three-Month Average Delinquency Ratio	0.11%		0.11%

Repossession in Current Period		42		$797,465.69
Repossession Inventory		57		$1,110,932.85

Charge-Offs
Gross Principal of Charge-Off for Current Period				$274,701.61
Recoveries				$(69,354.44)
Net Charge-offs for Current Period				$205,347.17

Beginning Pool Balance for Current Period				$1,029,124,109.33

Net Loss Ratio				0.24%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.08%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$477,469.86
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$2,472,555.74
Number of Extensions				139

3 of 3